Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Unused net operating loss carryforwards	$ 30,529,390
Net operating losses carryforwards	$ 6,230,296	$ 5,043,944	$ 4,008,863
Statutory rate	25.00%
Operating loss carryforwards expiration, description	Expire between 2019 to 2023
Percentage of preferential tax rate	15.00%
PRC [Member]
Income Tax (Textual)
Statutory rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Tax (Textual)
Statutory rate	16.50%	16.50%	16.50%